Other Liabilities - Summary of Other Liabilities (Detail) - USD ($) $ in Millions		Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017		Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Repurchase price on buy-back agreements		$ 2,123		$ 2,176
Warranty and campaign programs		927	$ 959	932		$ 867	$ 806	$ 792
Marketing and sales incentive programs		1,338		1,335
Tax payables		835		765
Accrued expenses and deferred income		529		610
Accrued employee benefits		662		752
Legal reserves and other provisions		354		384
Contract reserve		269		344
Contract liabilities	[1]	1,404		1,498
Restructuring reserve		52		60
Other		761		738
Total		$ 9,254		$ 9,594	[2]

[1]	Contract liabilities include $822 million and $926 million at June 30, 2018 and December 31, 2017, respectively, for future rents related to buy-back agreements.
[2]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).